Geographical Information (Details)	12 Months Ended
Dec. 31, 2023
Geographical Information (Details) [Line Items]
Material reportable segment	1
Bottom of range [member]
Geographical Information (Details) [Line Items]
Percentage of revenue	97.00%
Top of range [member]
Geographical Information (Details) [Line Items]
Percentage of revenue	98.00%